Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2015	Dec. 31, 2014	Dec. 15, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common stock par value	$ 0.001	$ 0.001		$ 0.001
Common stock, shares issued	102,379,935	102,379,935	102,379,935	102,100,000
Common stock, shares outstanding	102,379,935	102,379,935	102,379,935	102,100,000